As filed with the Securities and Exchange Commission on August 21, 2018

1933 Act Registration No.	333-167073
1940 Act Registration No.	811-22417

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 60	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 61	☒

Destra Investment Trust

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (630) 241-4200

Copy to:
Jane Hong Shissler	Morrison Warren, Esq.
Destra Investment Trust	Chapman and Cutler LLP
444 West Lake Street, Suite 1700	111 West Monroe Street
Chicago, Illinois 60606	Chicago, Illinois 60603

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 23, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 57, as it relates to Destra Flaherty & Crumrine Preferred and Income Fund and Destra Wolverine Dynamic Asset Fund (the “Funds”), each a series of the Registrant, until August 23, 2018. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 57 under the Securities Act of 1933 as it relates to each Fund, filed on June 14, 2018, are incorporated by reference herein.

Signatures

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 21st day of August, 2018.

Destra Investment Trust

By:	/s/ Robert Watson
Robert Watson
Chief Executive Officer & President

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Robert Watson	Chief Executive Officer & President		August 21, 2018
Robert Watson

/s/ Derek Mullins	Chief Financial Officer & Treasurer		August 21, 2018
Derek Mullins

Nicholas Dalmaso*	) Trustee)
	)	By:	/s/ Robert Watson
John S. Emrich*	) Trustee)		Robert Watson Attorney-In-Fact
	)		August 21, 2018
Michael S. Erickson*	) Trustee)
)
Jeffrey S. Murphy*	) Trustee)
)

* An original power of attorney authorizing Robert Watson and Jane Hong Shissler to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.